Lease arrangements	12 Months Ended
Dec. 31, 2022
Lease arrangements
Lease arrangements

22 Lease arrangements

Accounting policy

All leases where RELX is the lessee (with the exception of short-term and low-value leases) are recognised in the statement of financial position. A lease liability is recognised based on the present value of the future lease payments, and a corresponding right-of-use asset is recognised. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the asset. Lease payments are apportioned between finance charges and a reduction of the lease liability.

Low-value items and short-term leases with a term of 12 months or less are not required to be recognised on the balance sheet and payments made in relation to these leases are recognised on a straight-line basis in the income statement.

The leases held by the Group can be split into two categories: property and non-property. The Group leases various properties, principally offices, which have varying terms and renewal rights that are typical to the territory in which they are located.

Non-property includes all other leases, such as cars and printers.

22 Lease arrangements (continued)

Right-of-use assets

	2021	2022
	£m	£m
At start of year	216	161
Additions	25	34
Acquisitions	–	3
Remeasurement	9	8
Disposals	(5)	(8)
Depreciation	(66)	(63)
Impairment	(14)	–
Exchange translation differences	(4)	10
At end of year	161	145

Lease liability

	2021	2022
	£m	£m
Current
Property	(67)	(65)
Non-property	(2)	(2)
Non-current
Property	(136)	(113)
Non-property	(3)	(2)
Total	(208)	(182)

Interest expense on the lease liabilities recognised within finance costs was £6m (2021: £8m; 2020: £12m).

As at 31 December 2022, RELX was committed to leases with future cash outflows totalling £32m (31 December 2021: £5m) which had not yet commenced and as such are not accounted for as a liability as at 31 December 2022. A liability and corresponding right-of-use asset will be recognised for these leases at the lease commencement date.

RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor. The finance lease receivable balance held is as follows:

	2021	2022
	£m	£m
Net finance lease receivable	2	5

Short-term and low-value lease expenses have been included in note 3.

Interest income recognised in relation to finance lease receivables is disclosed in note 7.